Segment and Geographical Information - Schedule of Total External Revenues by Geographic Location (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 240,517	$ 226,661	$ 200,833
Subscription [Member]
Segment Reporting Information [Line Items]
Revenue		234,915	217,658	189,621
Subscription [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Revenue		137,106	126,387	107,415
Subscription [Member] | Latin America - Except Brazil [Member]
Segment Reporting Information [Line Items]
Revenue		74,041	71,731	67,624
Subscription [Member] | Global Markets [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	23,768	19,540	14,582
Services [Member]
Segment Reporting Information [Line Items]
Revenue		5,602	9,003	11,212
Services [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Revenue		1,653	1,915	2,055
Services [Member] | Latin America - Except Brazil [Member]
Segment Reporting Information [Line Items]
Revenue		1,120	1,818	1,994
Services [Member] | Global Markets [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	$ 2,829	$ 5,270	$ 7,163

[1]	Formerly reported as “Rest of the World”.